Related Party Transactions - Summary of Transactions with Related Parties Who are Not Members of the Group (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Paragon Partners Company Limited
Related party transactions [line items]
Property lease payments	$ 30,749	$ 30,549
Executive officers
Related party transactions [line items]
Loan arrangement fees	44,000
Purchase of assets from the group		$ 1,423
Borrowings from related parties	$ 309,191